Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Focus Media Holding LTD
Entity Central Index Key	0001330017
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	677,934,625

Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 454,475,593	$ 568,159,372
Investments	137,551,150	29,290,296
Accounts receivable, net of allowance for doubtful accounts of $33,596,096 and $21,088,503 in 2009 and 2010, respectively	157,328,743	172,752,473
Prepaid expenses and other current assets	54,759,866	29,451,741
Deposits paid for acquisition of subsidiaries	1,162,668	4,860,406
Amounts due from related parties	469,374	3,284,404
Rental deposits	46,613,780	29,639,716
Total current assets	852,361,174	837,438,408
Rental deposits	5,681,865	1,570,337
Equipment, net	68,886,796	77,661,147
Acquired intangible assets, net	24,162,043	51,777,215
Goodwill	425,334,632	410,368,691
Other long-term assets	7,733,029	14,627,502
Total assets	1,384,159,539	1,393,443,300
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of $4,410,602 and $4,340,424 as of December 31, 2009 and 2010, respectively)	16,589,293	53,340,007
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $7,234,408 and $10,635,394 as of December 31, 2009 and 2010, respectively)	121,763,522	101,870,170
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of $2,976,916 and $2,914,969 as of December 31, 2009 and 2010, respectively)	8,890,191	27,537,785
Amounts due to related parties	1,848,189	2,230,894
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $277,406 and $1,820,531 as of December 31, 2009 and 2010, respectively)	23,627,893	12,077,282
Total current liabilities	172,719,088	197,056,138
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $1,406,095 and $710,252 as of December 31, 2009 and 2010, respectively)	9,997,511	5,435,178
Total liabilities	182,716,599	202,491,316
Commitments and contingencies (Note 17)
Equity
Ordinary shares ( $0.00005 par value; 19,800,000,000 shares authorized in 2009 and 2010; 725,278,005 and 677,934,625 shares issued and outstanding in 2009 and 2010, respectively)	33,920	36,287
Additional paid-in capital	1,685,148,851	1,875,304,804
Subscription receivable	(90,984)	(3,081,726)
Retained earnings (deficit)	(562,952,914)	(747,226,391)
Accumulated other comprehensive income	78,339,729	64,090,691
Total Focus Media Holdings Limited shareholders' equity	1,200,478,602	1,189,123,665
Noncontrolling interests	964,338	1,828,319
Total equity	1,201,442,940	1,190,951,984
Total liabilities and equity	$ 1,384,159,539	$ 1,393,443,300

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts	$ 21,088,503	$ 33,596,096
Current liabilities:
Accounts payable of the consolidated VIEs	16,589,293	53,340,007
Accrued expenses and other current liabilities of the consolidated VIEs	121,763,522	101,870,170
Income taxes payable of the consolidated VIEs	8,890,191	27,537,785
Deferred tax liabilities of the consolidated VIEs	23,627,893	12,077,282
Deferred tax liabilities (Noncurrent) of the consolidated VIEs	9,997,511	5,435,178
Equity
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	19,800,000,000	19,800,000,000
Ordinary shares, shares issued	677,934,625	725,278,005
Ordinary shares, shares outstanding	677,934,625	725,278,005
Variable Interest Entity, Primary Beneficiary [Member]
Current liabilities:
Accounts payable of the consolidated VIEs	4,340,424	4,410,602
Accrued expenses and other current liabilities of the consolidated VIEs	10,635,394	7,234,408
Income taxes payable of the consolidated VIEs	2,914,969	2,976,916
Deferred tax liabilities of the consolidated VIEs	1,820,531	277,406
Deferred tax liabilities (Noncurrent) of the consolidated VIEs	$ 710,252	$ 1,406,095

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net revenues:
Advertising service revenue	$ 516,075,284	$ 396,863,987	$ 525,565,494
Other revenues	239,413	300,535	3,621,880
Total net revenues	516,314,697	397,164,522	529,187,374
Cost of revenues:
Advertising service cost	221,551,334	240,782,540	257,320,504
Other costs	138,700	290,663	1,722,996
Total cost of revenues	221,690,034	241,073,203	259,043,500
Gross profit	294,624,663	156,091,319	270,143,874
Operating expenses:
General and administrative	79,759,757	88,833,305	79,162,336
Selling and marketing	103,722,237	79,786,861	82,258,177
Impairment loss	5,736,134	63,646,227	377,629,012
Other operating expenses (income), net	(14,143,945)	13,111,043	183,113,307
Total operating expenses	175,074,183	245,377,436	722,162,832
Income (loss) from operations	119,550,480	(89,286,117)	(452,018,958)
Interest income	7,259,508	4,945,946	7,130,080
Investment loss	1,287,881
Income (loss) from continuing operations before income taxes	125,522,107	(84,340,171)	(444,888,878)
Income taxes	22,335,579	13,780,065	25,278,127
Net income (loss) from continuing operations	103,186,528	(98,120,236)	(470,167,005)
Net income (loss) from discontinued operations, net of tax	83,077,575	(111,612,420)	(300,670,962)
Net income (loss)	186,264,103	(209,732,656)	(770,837,967)
Less: Net income (loss) attributable to noncontrolling interests	1,990,626	3,524,388	(150,441)
Net income (loss) attributable to Focus Media Holdings Limited Shareholders	$ 184,273,477	$ (213,257,044)	$ (770,687,526)
Income (loss) per share from continuing operations - basic	$ 0.15	$ (0.15)	$ (0.73)
Income (loss) per share from continuing operations - diluted	$ 0.14	$ (0.15)	$ (0.73)
Income (loss) per share from discontinued operations - basic	$ 0.12	$ (0.17)	$ (0.47)
Income (loss) per share from discontinued operations - diluted	$ 0.11	$ (0.17)	$ (0.47)
Income (loss) per share - basic	$ 0.26	$ (0.33)	$ (1.2)
Income (loss) per share - diluted	$ 0.25	$ (0.33)	$ (1.2)
Shares used in calculating basic income (loss) per share	707,846,570	651,654,345	643,989,522
Shares used in calculating diluted income (loss) per share	731,658,265	651,654,345	643,989,522

Consolidated Statements of Changes in Equity and Comprehensive Income (Loss) (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earning (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2007	$ 1,856,857,445	$ 32,020	$ 1,581,579,792	$ 0	$ 236,718,179	$ 36,614,206	$ 1,913,248	$ 0
Balance, shares at Dec. 31, 2007		640,230,852
Issuance of ordinary shares in connection with acquisitions	72,427,338	486	72,426,852
Issuance of ordinary shares in connection with acquisitions, shares		9,718,588
Issuance of ordinary shares pursuant to share option plans	10,711,301	468	10,710,833
Issuance of ordinary shares pursuant to share option plans, shares		9,073,980
Stock repurchase	(47,500,211)	(647)	(47,499,564)
Stock repurchase, shares		(12,941,710)
Share-based compensation expense	42,615,166		42,615,166
Unrealized loss on available-for-sale securities	(1,967,393)					(1,967,393)		(1,967,393)
Capital injection from noncontrolling interest holders	213,706						213,706
Cumulative translation adjustments	37,370,448					37,241,171	129,277	37,370,448
Net income (loss)	(770,837,967)				(770,687,526)		(150,441)	(770,837,967)
Balance at Dec. 31, 2008	1,199,889,833	32,327	1,659,833,079	0	(533,969,347)	71,887,984	2,105,790	(735,434,912)
Balance, shares at Dec. 31, 2008		646,081,710
Issuance of ordinary shares pursuant to share option plans	2,074,025	210	5,155,541	(3,081,726)
Issuance of ordinary shares pursuant to share option plans, shares		4,196,295
Issuance of ordinary shares	142,425,000	3,750	142,421,250
Issuance of ordinary shares, shares		75,000,000
Share-based compensation expense	66,503,134		66,503,134
Changes in equity ownership on partial disposal of subsidiaries	2,231,504		1,391,800				839,704
Disposal of subsidiaries	(5,429,968)					(782,940)	(4,647,028)
Cumulative translation adjustments	(7,008,888)					(7,014,353)	5,465	(7,008,888)
Net income (loss)	(209,732,656)				(213,257,044)		3,524,388	(209,732,656)
Balance at Dec. 31, 2009	1,190,951,984	36,287	1,875,304,804	(3,081,726)	(747,226,391)	64,090,691	1,828,319	(216,741,544)
Balance, shares at Dec. 31, 2009		725,278,005
Issuance of ordinary shares pursuant to share option plans	3,588,209	646	596,821	2,990,742
Issuance of ordinary shares pursuant to share option plans, shares		12,910,550
Stock repurchase	(240,164,984)	(3,013)	(240,161,971)
Stock repurchase, shares		(60,253,930)
Share-based compensation expense	45,591,618		45,591,618
Changes in equity ownership on partial disposal of subsidiaries	14,189,943		3,817,579			(2,901,251)	13,273,615
Disposal of subsidiaries	(21,002,037)					(4,729,725)	(16,272,312)
Cumulative translation adjustments	22,024,104					21,880,014	144,090	22,024,104
Net income (loss)	186,264,103				184,273,477		1,990,626	186,264,103
Balance at Dec. 31, 2010	$ 1,201,442,940	$ 33,920	$ 1,685,148,851	$ (90,984)	$ (562,952,914)	$ 78,339,729	$ 964,338	$ 208,288,207
Balance, shares at Dec. 31, 2010		677,934,625

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income (loss)	$ 186,264,103	$ (209,732,656)	$ (770,837,967)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expenses	454,624	29,076,504	15,767,332
Share-based compensation	45,591,618	66,503,134	42,615,166
Depreciation and amortization	45,876,222	62,728,660	71,852,826
Unrealized gain on available-for-sale securities			(408,387)
Loss from equity method investees			9,557
(Gain)/loss on disposal of equity interest of subsidiaries and impairment of other long-lived assets	(76,167,018)	66,180,083	282,567,020
Loss on disposal of equipment	318,815	1,346,489	697,909
Impairment loss for goodwill	5,736,134	87,608,201	596,069,011
Impairment loss for acquired intangible assets		25,437,087	4,810,987
Impairment loss for equipment		40,318,817	18,562,323
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(38,969,202)	929,044	(124,577,341)
Inventories	(68,030)	202,090	126,858
Prepaid expenses and other current assets	3,247,428	(3,794,689)	(28,802,626)
Amounts due from related parties	2,407,864	6,405,746	(4,545,372)
Rental deposits	(27,688,926)	1,327,564	1,712,586
Accounts payable	11,318,600	23,202,611	45,099,316
Accrued expenses and other current liabilities	47,409,016	(23,325,332)	9,135,910
Amounts due to related parties	(513,469)	(13,356,596)	2,625,515
Income tax payable	(19,090,163)	(1,199,784)	15,462,823
Deferred taxes	(905,898)	866,257	(9,502,842)
Net cash provided by operating activities	185,221,718	160,723,230	168,440,604
Investing activities:
Purchase of equipment and other long-term assets	(18,692,608)	(10,654,598)	(72,875,855)
Cash of disposed subsidiaries	(40,805,068)	(27,315,949)	(11,693,755)
Proceeds from sale of subsidiaries	116,872,231
Acquisition of intangible assets			(1,766,633)
Purchase of subsidiaries and earn-out payment paid to acquire subsidiaries, net of cash acquired	(40,186,684)	(92,411,545)	(133,347,771)
Investment in a joint venture			(2,970,000)
Deposit (paid)/refunded to acquire subsidiaries		329,516	(14,270,053)
Proceeds from disposal of fixed assets	471,128	196,115
Cash paid for purchases of debt and equity securities	(137,551,150)	(29,257,303)
Cash received from sale of debt and equity securities	29,290,296	865,589	91,129,763
Net cash used in investing activities	(90,601,855)	(158,248,175)	(145,794,304)
Financing activities:
Proceeds from issuance of ordinary shares		142,425,000
Proceeds from issuance of ordinary shares pursuant to share option plans	3,588,209	2,074,025	10,711,301
Proceeds from short-term loans			370,423
Repayment of short-term loans			(30,411,521)
Capital injection from minority shareholders			213,706
Proceeds from partial disposal of subsidiaries	10,980,282
Share repurchase	(237,168,910)		(47,500,211)
Net cash provided by (used) in financing activities	(222,600,419)	144,499,025	(66,616,302)
Effect of exchange rate changes	14,296,777	(1,730,212)	16,469,125
Net increase (decrease) in cash and cash equivalents	(113,683,779)	145,243,868	(27,500,877)
Cash and cash equivalents, beginning of year	568,159,372	142,434,073	450,416,381
Add/(less): cash and cash equivalents in assets held-for-sale		280,481,431	(280,481,431)
Cash and cash equivalents, end of year	454,475,593	568,159,372	142,434,073
Supplemental disclosure of cash flow information
Income taxes paid	32,031,106	12,965,179	23,712,147
Interest paid	0	0	0
Acquisition of subsidiaries:
Value of ordinary shares issued			72,427,338
Accounts payable	4,920,493	20,326,014	60,501,181
Liabilities recorded as a result of contingent consideration			13,510,310
Non-cash financing activities:
Payable for share repurchase	2,996,074
Proceeds from partial disposal of subsidiaries offset against other payables	$ 3,209,661

Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1. Organization and Principal Activities
     Focus Media Holding Limited (“Focus Media Holding” or the “Company”) and all of its subsidiaries and consolidated variable interest entities (“VIEs”) are collectively referred to as “the Group”. The Group is mainly engaged in selling out-of-home television advertising time slots on its network of flat-panel television advertising (“LCD”) displays located in high traffic areas and in-store network. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.
     On December 22, 2008, the Company announced that it entered into a definitive agreement with SINA Corporation (“SINA”) to sell substantially all of the assets of Focus Media’s LCD display network, poster frame network and certain in-store network (the “disposal group”). The disposal group was recorded as an asset group held-for-sale for the year ended December 31, 2008, and was not depreciated or amortized nor was it subject to the same impairment analysis as assets held and used in continuing operations. On September 28, 2009, the Company and SINA jointly reached a decision not to extend the deadline of the agreement announced on December 22, 2008. As such, the disposal group was reclassified as assets to be held and used thereafter. The results of the disposal group have been classified as continuing operations for all periods presented.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
(a) Basis of Presentation
     The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
(b) Basis of Consolidation
     The consolidated financial statements include the financial statements of Focus Media Holding, its majority-owned subsidiaries, its VIEs and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.
(c) Cash and Cash Equivalents
     Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.
(d) Use of Estimates
     The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives of long-lived assets, assumptions utilized in computing agency rebates, the impairment of long-lived assets and goodwill, the recognition and measurement of current and deferred income tax assets, valuation of financial instruments, and the valuation and recognition of share-based compensation. The actual results experienced by the Group may differ from management’s estimates.
(e) Investments
     The Group enters into asset management agreements to invest in debt and equity securities with commercial banks from time to time. Certain asset management agreements have a definite investment period. When the Group has both the positive intent and ability to hold these debt investments to maturity, it classifies them as held-to-maturity and records them at amortized cost. All held-to-maturity investments have remaining maturities of less than one year.
     Certain asset management agreements may not have a definite investment period. The Group classifies these investments in debt and equity securities as available-for-sale securities, which are stated at fair market value with unrealized gains and losses recorded in accumulated other comprehensive income. All available-for-sale debt and equity investments have remaining maturities of less than one year. The Group routinely reviews available-for-sale and held-to-maturity investments for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the investments are written down to fair value.
     As of December 31, 2009 and 2010, all the investments of the Group were classified as held-to-maturity and recorded at amortized costs.
(f) Investment in equity affiliates
     Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statement of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary.
(g) Equipment, Net
     Equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets
Gains and losses from the disposal of property and equipment are included in income from operations.
(h) Acquired Intangible Assets, net
     Acquired intangible assets, which consist of operation and broadcasting rights, lease agreements, customer bases, customer backlogs, trademarks, non-compete agreements, and acquired technology are valued at cost less accumulated amortization. Amortization of acquired intangible assets (except for certain customer bases) is calculated using the straight-line method over their expected useful lives of one to ten years. Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.
(i) Impairment of Long-Lived Assets
     The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.
(j) Impairment of Goodwill
     The Group performs an annual two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.
(k) Revenue Recognition
     The Group’s revenues are primarily derived from advertising services and to a lesser extent, sales from advertising equipment.
     Revenues from advertising services and advertising equipment are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.
     The Group generates advertising service revenues from the sale of advertising time slots in the out-of-home television advertising networks, the sales of frame space on the poster frame network, advertising time slots on big screen networks leased from movie theatres and on traditional billboard networks. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis. Revenues from advertising services are recognized, net of agency rebates, ratably over the period in which the advertisement is displayed, assuming all other revenue recognition criteria have been met.
     Revenues from the sale of advertising equipment are recognized upon delivery, assuming all other revenue recognition criteria have been met.
     The Group entered into franchise arrangements with a number of third party franchisors. Revenue from initial franchise fees was recognized when the franchise sale transaction was completed, that is, when all material services or conditions relating to the sale had been substantially performed or satisfied by the franchisor.
     Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered.
(l) Operating Leases
     Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.
(m) Advertising Costs
     The Group expenses advertising costs as incurred. Total advertising expenses were  $1,031,292,  $559,612 and  $718,877 for the years ended December 31, 2008, 2009, and 2010, respectively, and have been included in general and administrative expenses.
(n) Foreign Currency Translation
     The functional and reporting currency of Focus Media Holding is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing at the transactions date. Transaction gains and losses are recognized in other operating income (expenses), net. The financial records of the Group’s subsidiaries and its VIEs are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of equity and comprehensive income (loss).
(o) Income Taxes
     Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability.
     The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such position, the amount of benefit the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position.
(p) Comprehensive Income (Loss)
     Comprehensive income (loss) includes foreign currency translation adjustments and unrealized gains (losses) on investments classified as available-for-sale. Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income (loss).
(q) Fair Value of Financial Instruments
     Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers and it considers assumptions that market participants would use when pricing the asset or liability.
     The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:
     Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
     Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
     Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
     The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2009 and 2010. The carrying values of financial instruments, which consist of cash and cash equivalents, investments, accounts receivable, prepaid expenses and other current assets, deposits paid for acquisition of subsidiaries, amount due from and due to related parties and accounts payable approximates their carrying value as of December 31, 2009 and 2010 due to their short-term nature. The Group does not use derivative instruments to manage risks.
(r) Share-based Compensation
     The Company’s share-based compensation with employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.
     The Group’s total share-based compensation expense for the years ended December 31, 2008, 2009 and 2010 was  $42,615,166,  $66,503,134 and  $45,591,618, respectively.
     The following table summarizes the share-based compensation recognized in the consolidated statements of operations:

	For the years ended December 31,
	2008	2009	2010
Cost of sales	$1,469,847	$1,504,092	$976,822
General and administrative	22,890,581	26,037,349	40,272,194
Selling and marketing	15,814,828	12,221,732	4,342,602
Net income (loss) from discontinued operations	2,439,910	26,739,961	—

Total	$42,615,166	$66,503,134	$45,591,618

(s) Income (Loss) per Share
     Basic income (loss) per share is computed by dividing income attributable to Focus Media Holdings Limited shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.
(t) Non-controlling Interest
     As of December 31, 2009 and 2010, the majority of the Group’s noncontrolling interest is attributable to the LCD display segment.
     The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2008	2009	2010

Net income (loss) attributable to Focus Media	$(770,687,526)	$(213,257,044)	$184,273,477

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal subsidiaries	—	1,391,800	3,817,579

Net transfers (to) from non-controlling interest	—	1,391,800	3,817,579

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$(770,687,526)	$(211,865,244)	$188,091,056

(u) Government grants
     Unrestricted government subsidies from local governmental agencies, which allow the Group full discretion in utilizing the funds, were  $13,864,412,  $14,024,545 and  $15,797,209 for the years ended December 31, 2008, 2009 and 2010, respectively, of which,  $13,542,415,  $11,122,063 and  $14,706,120 was recorded as other operating income in the consolidated statements of operations and  $321,997,  $2,902,482 and  $1,091,088 was related to discontinued operations.
(v) Recently Issued Accounting Standards
     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosures (Topic 820) — Improving Disclosures about Fair Value Measurements”. The ASU amends ASC 820 (formerly SFAS 157) to add new requirements for disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The guidance in the ASU is effective for the first reporting period beginning after December 15, 2009. The adoption of the ASU did not have a material impact on the Group’s financial statements, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. Early adoption is permitted. The Group does not expect the adoption of the Level 3 guidance of this ASU to have a significant impact on its consolidated financial statements.
     In December 2010, the FASB issued ASU 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. This ASU amends guidance for Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for fiscal years and interim periods beginning after December 15, 2010, with early adoption not permitted. The Group does not expect that the adoption of ASU 2010-28 will have a material impact on its financial position, results of operations, or cash flows.
     In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations”. This ASU specifies that if a public company presents comparative financial statements, the entity should only disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The adoption of ASU 2010-29 will not impact the Group’s financial position, results of operations, or cash flows.

Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities [Abstract]
Variable Interest Entities
3. Variable Interest Entities
     The Group conducts substantially all of its operations through Focus Media Technology (Shanghai) Co., Ltd. and its subsidiaries (hereinafter collectively referred as “the PRC operating subsidiaries”). Due to PRC government restrictions that apply to foreign investment in China’s advertising industry, the Group’s advertising business has been historically conducted through contractual arrangements among the PRC operating subsidiaries and the VIEs, and their respective shareholders. Each of the contractual arrangements with the VIEs and their respective shareholders may only be amended with the approval of our audit committee or another independent body of the board of directors of the Company.
     The following is a summary of the material provisions of these agreements.
Transfer of Ownership When Permitted By Law
     The equity owners of the relevant VIEs have granted the relevant PRC operating subsidiary or its designee an exclusive option to purchase all or part of their equity interests in the relevant VIEs, or all or part of the assets of the relevant VIEs, for a purchase price equal to the registered capital of the relevant VIEs, or such higher price as required under PRC laws at the time of such purchase, at any time determined by the relevant PRC operating subsidiary and to the extent permitted by PRC law.
Voting Arrangements
     The equity owners of the VIEs have granted an individual designated by the relevant PRC operating subsidiaries the right to appoint all of the directors and senior management of the VIEs and all of their other voting rights as shareholders of the VIEs, as provided under the articles of association of each such entity, to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and distributing dividends or other proceeds from the VIEs.
Equity Pledge Agreements
     The equity owners pledge their respective equity interest in the relevant VIEs, to certain of the PRC operating subsidiaries to secure their obligations under the respective loan agreements between the relevant shareholder and PRC operating subsidiary, for the sole purpose of contributing or increasing the registered capital of the VIEs, and acquiring certain of the Company’s regional distributors, respectively. Under these equity pledge agreements, each relevant shareholder has agreed not to transfer, assign, pledge or otherwise dispose of their interest in the relevant VIE, without the prior written consent of the relevant PRC operating subsidiary.
Loan Agreements
     Loans were provided to the equity owners of the VIEs solely for the purpose of establishing or increasing the registered capital of the VIEs. The loans were granted without interest. The loans have 10-year duration and cannot be repaid before maturity without written approval from the lenders.
     Through these arrangements, Focus Media Holding is deemed the primary beneficiary of the VIEs as it is able to exercise effective control over the VIEs and is entitled to receive effectively all economic benefits generated from the VIEs. As a result, Focus Media Holding has consolidated the VIEs for all periods presented.
     Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	As at December 31,
	2009	2010
Cash and cash equivalents	$30,303,514	$10,835,318
Accounts receivable, net of allowance for doubtful accounts of $2,831,648 and $1,044,492 in 2009 and 2010, respectively	3,325,186	9,127,339
Rental deposits	2,350,506	10,412,099
Other current assets	2,226,423	2,363,218

Total current assets	$38,205,629	$32,737,974

Rental deposits	606,662	1,466,145
Equipment, net	1,863,087	2,158,832
Acquired intangible assets, net	4,917,618	3,523,586
Goodwill	395,414,397	397,840,137
Other long-term assets	523,297	1,079,410

Total long-term assets	$403,325,061	$406,068,110

Total assets	$441,530,690	$438,806,084

Accounts payable	4,410,602	4,340,424
Accrued expenses and other current liabilities	7,234,408	10,635,394
Income taxes payable	2,976,916	2,914,969
Deferred tax liabilities	277,406	1,820,531

Total current liabilities	14,899,332	19,711,318

Total long-term liabilities	$1,406,095	$710,252

Total liabilities	$16,305,427	$20,421,570

	For the year ended December 31,
	2008	2009	2010
Net revenues	$16,975,524	$12,837,242	$21,491,910
Gross profit (loss)	(10,840,893)	(11,114,534)	(19,019,078)

Net loss	$(39,360,463)	$(30,533,871)	$(35,930,035)

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions
4. Acquisitions
2009 acquisitions:
     The Group did not make any significant acquisitions in 2009. The Group made aggregate cash payment of  $92,411,545 during the year ended December 31, 2009 as the result of consideration made to acquire the noncontrolling interests of certain subsidiaries in the year ended December 31, 2009, as well as resolved contingent considerations for prior year acquisitions. The Group recorded additional goodwill for resolved contingent consideration of  $81,847,808 during the year ended December 31, 2009, of which  $10.5 million was related to 2008 acquisitions.
2010 acquisitions:
     The Group acquired five entities in the poster-frame advertising business for fixed cash consideration of  $5,347,562 in aggregate in 2010. There was no contingent consideration related to these acquisitions. The Group recognized acquired intangible assets of  $1,192,206 and recognized goodwill of  $3,958,444, which was assigned to poster frame reporting unit.
     In addition, the Group also made aggregate cash payment of  $34,839,122 during the year as the result of resolved contingent consideration for prior year acquisitions, of which  $14,249,427 was resolved in the prior year and recorded as acquisition payable in the prior year’s balance sheet, and recorded additional goodwill of  $20,589,695 in 2010.

Disposition	12 Months Ended
Dec. 31, 2010
Disposition [Abstract]
Disposition
5. Disposition
2009 Disposition
     In 2009, the Group aborted a contemplated initial public offering for its internet advertising segment due to the economic recession in late 2008. As a result, between August and December 2009, the Group disposed of six underperforming subsidiaries in that segment through a series of individual transactions with their respective original owners. Each of the subsidiaries was considered a component of the Group and their results have been included in discontinued operations in the consolidated statements of operations. The results of discontinued operations include net revenues and pretax losses of  $127,611,538 and  $45,384,077, respectively, related to these subsidiaries. The Group recorded a loss on disposal of  $44,054,471.
     In 2009, the Group also disposed of five underperforming subsidiaries engaged in poster frame, LCD display and traditional outdoor billboard advertising services segments, none of which were considered a component of the Group. As such, all results of operations were included in operating activities for all periods presented. The Group recorded a loss on disposal of  $7,411,454.
2010 Disposition
     In January 2010, certain employees and management of Allyes and certain members of the Company’s management and directors entered into a definitive agreement with the Company and Allyes to buy an aggregate 38% interest in Allyes from the Company for cash consideration of  $13.3 million. On July 30, 2010, the Company sold its remaining 62% interest to a third party investor for cash consideration of  $124 million. Following the disposition of Allyes, the Group is no longer engaged in the internet advertising business and, therefore, the results of the internet advertising segment have been included in discontinued operations in the consolidated statements of operations for all periods presented. The results of discontinued operations include net revenues and profit before tax of  $80,599,956 and  $5,150,739, respectively, related to Allyes and its subsidiaries and affiliates. The Group recorded a gain on disposal of  $78,999,821 (net of  $2,763,041 transaction cost), which has been included as a component of discontinued operations. There were no remaining assets or liabilities associated with discontinued operations in the consolidated balance sheet as of December 31, 2010.
     Summary balance sheet information of Allyes as of the disposal date is as follows:

Cash and cash equivalents	$40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748

Total current assets	109,002,055

Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049

Total long-term assets	19,179,390

Total assets	128,181,445

Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786

Total current liabilities	68,135,154

Total long-term liabilities	1,704,794

Total liabilities	69,839,948

Noncontrolling interest	15,992,898

Accumulated other comprehensive income	4,729,725

Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
Fair Value Measurement
6. Fair Value Measurement
     The Group did not have any assets or liabilities measured at fair value on a recurring basis subsequent to initial recognition as of December 31, 2009 or 2010. The Group’s assets measured at fair value on a non-recurring basis for the years ended December 31, 2009 and 2010 included acquired intangible assets and goodwill in impairment test.
     The fair value measurements for acquired intangible assets and goodwill are classified as Level 3 measurements. Determining the appropriate fair value model and calculating the fair value of these instruments requires the input of significant estimates and assumptions, some of which are unobservable. The estimates and assumptions include business assumptions, terminal value, discount rate, and tax amortization benefit.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net
7. Accounts Receivable, Net
     Accounts receivable, net of allowance for doubtful accounts of  $33,596,096 and  $21,088,503 for the years ended December 31, 2009 and 2010, respectively, consists of following:

	December 31,
	2009	2010
Billed receivable	$120,340,073	$83,892,036
Unbilled receivable	52,412,400	73,436,707

Total	$172,752,473	$157,328,743

     Unbilled receivables represent amounts earned under advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.
     An analysis of allowance for doubtful accounts for the years ended December 31, 2009 and 2010 is as follows:

	2009	2010
Balance at beginning of year	$4,395,022	$33,596,096
Bad debt expenses	29,076,504	454,624

	2009	2010
Recoveries and (write-offs), net	(6,047,299)	(10,393,667)
Reclassified from assets held-for-sale	9,617,466	—
Disposition of subsidiaries	(3,425,810)	(3,312,436)
Effect of exchange rate changes	(19,787)	743,886

Balance at end of year	$33,596,096	$21,088,503

Equipment, Net	12 Months Ended
Dec. 31, 2010
Equipment, Net [Abstract]
Equipment, Net
8. Equipment, Net
     Equipment, net consists of the following:

	December 31,
	2009	2010
Media display equipment	$165,254,415	$191,447,959
Computers and office equipment	9,887,787	10,315,385
Leasehold improvements	1,558,213	2,025,582
Vehicles	974,293	1,245,472

Total	177,674,708	205,034,398
Less: accumulated depreciation and amortization	(100,013,561)	(136,147,602)

Total	$77,661,147	$68,886,796

     The majority of the Group’s display equipment is installed on premises of its location providers, such as residential complexes, commercial locations and stores.
     Depreciation expense for the years ended December 31, 2008, 2009 and 2010 was  $31,241,513,  $35,004,686 and  $28,270,063, respectively, of which  $542,754,  $724,515 and  $355,004 was related to discontinued operations.
     In 2009, the Group determined that it would cease expansion of its digital poster frame networks and, in response to a regulation promulgated by Shanghai Municipality Government in early 2009, the operation of its boat-based advertising platform on the Huangpu River. The Group recorded an aggregate impairment loss of  $40,318,817 of related equipment for the year ended December 31, 2009.
     The Group did not incur impairment loss on equipment for the year ended December 31, 2010.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
9. Acquired Intangible Assets, Net
     As of December 31, 2009 and 2010, acquired intangible assets, net was comprised of the following:

	December 31,
	2009	2010
Cost:
Operation & broadcasting rights	$11,115,667	$11,460,583
Lease agreements	51,712,154	54,460,034
Customer base	24,730,269	24,013,585
Trademark	9,608,110	1,145,303
Acquired technology	1,130,605	—
Others	11,421,391	4,559,702

Total	109,718,196	95,639,207

	December 31,
	2009	2010
Accumulated amortization:
Operation & broadcasting rights	(3,552,675)	(6,166,809)
Lease agreements	(31,854,695)	(43,298,789)
Customer base	(12,708,565)	(16,338,269)
Trademark	(1,110,834)	(1,145,303)
Acquired technology	(602,990)	—
Others	(8,111,222)	(4,527,994)

Total	(57,940,981)	(71,477,164)

Intangible assets, net	$51,777,215	$24,162,043

     The Group recorded amortization expense as follows:

	For the years ended December 31,
	2008	2009	2010
Cost of revenues	$20,085,255	$14,282,389	$12,734,069
Selling and marketing	7,556,965	4,664,850	4,106,231
Gain or (loss) from discontinued operations	12,446,394	8,331,505	765,859

Total	$40,088,614	$27,278,744	$17,606,159

     For the year ended December 31, 2008, the Group recorded an impairment loss on its intangible assets in the amount of  $4,810,987 associated with the Target Media brand due to management’s decision to accelerate phasing out the brand from the Group’s LCD display segment. As a result of termination of the mobile handset advertising services, the Group wrote off  $14,604,566 of remaining intangible assets which has been classified as loss on disposal of subsidiaries. Upon the disposal of CGEN Digital Media Company Limited and its consolidated subsidiaries and affiliates (“CGEN”, acquired in January 2008 and disposed in December 2008), the Group wrote off  $39,457,262 of intangible assets.
     In 2009, in response to a regulation promulgated by Shanghai Municipality Government in early 2009, the Group determined to cease the operation of its boat-based advertising platform on the Huangpu River. Accordingly, the Group recorded an impairment loss of  $3,168,472 to write off the associated operating and broadcasting rights of its LCD display segment. In addition, a  $22,268,615 impairment loss was recorded for the acquired intangible assets for certain subsidiaries in internet advertising segment that were underperforming. The impaired intangible assets primarily consisted of technology, lease agreements, customer base and trademark. The valuation of technology, lease agreements, and customer base was developed through the application of a form of income approach, known as the excess earnings method. The first step in applying the excess earnings method was to estimate the future debt-free net income attributable to the intangible asset. The resulting debt-free net income was then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. These assets include fixed assets, working capital and other intangible assets. The valuation of the trademark was based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty, would have been paid for use of the asset that can be attributed to the asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.
     Total impairment loss recorded for the year ended December 31, 2009 amounted to  $25,437,087, of which  $21,459,807 was related to discontinued operations. The Group did not incur impairment loss on acquired intangible assets for the year ended December 31, 2010.
     The Group expects to record amortization expense of  $13,857,578,  $7,125,284,  $1,966,988,  $575,670, and  $541,556 for the years ending December 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill
10. Goodwill
     The Group’s goodwill primarily arises from the initial consideration paid and, for those acquisitions made prior to January 1, 2009, subsequent settlement of contingent consideration of our acquisitions. The changes in the carrying amount of goodwill by segment for the years ended December 31, 2009 and 2010 are as follows:

				Movie theater
		Poster		& traditional
	LCD display	frame	Internet	outdoor
	network	network	advertising	billboards	Total
Balance as of January 1, 2009	$—	$—	$30,699,525	$—	$30,699,525
Goodwill acquired during the year	1,100,903	—	—	—	1,100,903
Goodwill recorded as a result of contingent consideration resolved	1,992,683	30,396,719	16,208,898	33,249,508	81,847,808
Modification of original purchase price allocation	—	—	193,266	—	193,266
Goodwill impairment	—	(30,396,719)	(23,961,974)	(33,249,508)	(87,608,201)
Reclassified from assets held for sale	402,742,395	—	—	—	402,742,395
Disposal of subsidiaries	—	—	(18,867,217)	—	(18,867,217)
Translation adjustments	260,212	—	—	—	260,212

Balance as of December 31, 2009	406,096,193	—	4,272,498	—	410,368,691
Goodwill acquired during the year	—	3,958,444	—	—	3,958,444
Goodwill recorded as a result of contingent consideration resolved	5,038,676	15,551,019	—	—	20,589,695
Goodwill impairment	—	(5,736,134)	—	—	(5,736,134)
Disposal of subsidiaries	—	—	(4,272,498)	—	(4,272,498)
Translation adjustments	399,355	27,079	—	—	426,434

Balance as of December 31, 2010	$411,534,224	$13,800,408	$—	$—	$425,334,632

     The gross amount and accumulated impairment losses by segment as of December 31, 2009 and 2010 are as follows:

				Movie theater
		Poster		& traditional
	LCD display	frame	Internet	outdoor
	network	network	advertising	billboards	Total
Goodwill, gross	$406,158,216	402,660,409	$245,368,810	$24,836,040	$1,079,023,475
Accumulated impairment losses	(62,023)	(402,660,409)	(241,096,312)	(24,836,040)	(668,654,784)

Balance as of December 31, 2009	$406,096,193	$—	$4,272,498	$—	$410,368,691

				Movie theater
		Poster		& traditional
	LCD display	frame	Internet	outdoor
	network	network	advertising	billboards	Total
Goodwill, gross	$411,596,247	422,196,951	$—	$24,836,040	$858,629,238

Accumulated impairment losses	(62,023)	(408,396,543)	—	(24,836,040)	(433,294,606)

Balance as of December 31, 2010	$411,534,224	$13,800,408	$—	$—	$425,334,632

     Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired. As a result of impairment tests, the Group recorded a goodwill impairment loss of  $87,608,201 and  $5,736,134, of which  $23,961,974 and nil was related to the discontinued operations for the years ended December 31, 2009 and 2010, respectively.
Goodwill impairment in 2009
     On September 28, 2009, the Company and SINA jointly decided to abort the proposed acquisition announced on December 22, 2008. As such, the disposal group classified as held-for-sale as of December 31, 2008 were reclassified as assets to be held and used. At the time of reclassification, the assets were required to be measured at the lower of (1) their carrying amount before they were classified as held-for-sale, adjusted for any depreciation or amortization that would have been recognized had the assets been continuously classified as held and used or (2) their fair value at the date of reclassification. Certain of the reclassified assets had a fair value lower than their carrying value, which the Group believed was a goodwill impairment indicator. Accordingly, the Group performed an impairment test using the income approach valuation method on the two segments subjected to reclassification, LCD display and poster frame, which were also deemed as reporting units for the purpose of goodwill impairment test. The tests resulted in an impairment of  $16,369,331 representing all the poster frame reporting unit’s remaining goodwill. This goodwill was the result of the settlement of contingent consideration while the associated reporting unit was classified as held-for-sale. The LCD display network passed the first step of impairment with fair value exceeding the carrying amount by a substantial margin and therefore, incurred no impairment loss.
     In the fourth quarter of 2009, the Group paid further contingent consideration of  $14,027,388 related to the poster frame network reporting unit. The contingent consideration for the poster frame units was calculated based on the achieved earnings targets, which were determined at the time of the acquisitions. This amount was recorded as additional goodwill and was immediately impaired as there had been no material changes in the fair value of the reporting unit subsequent to September 28, 2009, the most recent impairment analysis date before December 31, 2009. The impairment test for goodwill arising from poster frame acquisitions was performed for the whole reporting unit rather than for each individual subsidiary. As a result, when the reporting unit’s fair value, which is based on management’s forecasted operating results for the reporting unit as a whole, declined significantly due to contracting customer demand caused by the financial crisis and increased competition, the additional goodwill arising from such contingent consideration was impaired even though individual subsidiaries were able to meet their respective earnings targets. The balance of goodwill for the poster frame reporting unit remained at zero at December 31, 2009.
     The annual impairment test for the LCD display reporting unit at December 31, 2009 did not result in additional goodwill impairment as there had been no material changes in the fair value of this unit subsequent to the date of the last impairment test on September 28, 2009.
     In August 2009, the Group started to negotiate with the ex-shareholders of various subsidiaries within the internet advertising reporting unit to sell back part of the equity interests held by the Group in those entities, in exchange for the reduction of future earn-out payments stated in the original purchase agreements. These transactions were considered a triggering event for performing an impairment test for the internet advertising division, which was the reporting unit for the purpose of the goodwill impairment test. As a result of the test, the Group recorded a goodwill impairment of  $23,961,974. Subsequently, the Group disposed of these subsidiaries, which resulted in derecognition of goodwill amounting to  $18,867,217. This amount has been classified within the loss from discontinued operations in the consolidated statements of operations.
     As of December 31, 2009, the internet advertising reporting unit had a goodwill balance of  $4,272,498. The Group performed its annual impairment test at the end of the year, which indicated that the fair value exceeded the carrying amount by a significant margin and, therefore, no further goodwill impairment was recognized.
     The Group settled contingent purchase consideration of  $33,249,508 associated with the movie theatre and traditional outdoor billboard reporting unit, respectively, during the year ended December 31, 2009. These amounts were recorded as additional goodwill and were immediately impaired as there had been no material changes in the fair value of the reporting unit subsequent to December 31, 2008, the most recent impairment analysis date, which was still lower than the carrying amount of the reporting unit on December 31, 2009. The balance of goodwill for the movie theatre and traditional outdoor billboard reporting unit remained at zero at December 31, 2009.
     The Group applied the income approach to estimate the fair value of its reporting units for goodwill impairment tests. The key assumptions used in this approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, discount rate, and tax amortization benefit.
Goodwill impairment in 2010
     The Group settled contingent purchase consideration of  $5,736,134 associated with the poster frame network reporting unit during the three months ended March 31, 2010. The amount was recorded as additional goodwill and was immediately impaired as there had been no material changes in the fair value of the poster frame network reporting unit subsequent to December 31, 2009, the most recent impairment analysis date, which was still lower than the carrying amount of the poster frame network reporting unit on March 31, 2010.
     The Group further settled contingent purchase consideration of  $5,038,676 and  $9,814,885 associated with the LCD display network and poster frame reporting units during 2010. The Group’s annual impairment test was performed for both reporting units using the income approach valuation method as of December 31, 2010, which indicated that the fair value of both reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
11. Accrued Expenses and Other Current Liabilities
     Accrued expenses and other current liabilities consist of the following:

	December 31,
	2009	2010
Accrued sales commissions and rebate payable	$18,690,726	$45,623,926
Other accrued expenses	3,348,885	4,152,385
Other taxes payable	16,514,074	25,587,764
Advance from customers	27,807,586	26,292,405
Accrued employee payroll and welfare	6,047,975	5,492,293
Payables related to acquisitions	20,326,014	4,920,493
Withholding individual PRC income tax	1,115,360	1,155,464
Accrual for litigation (see Note 17)	5,500,000	—
Payables related to share repurchase	—	2,996,074
Others	2,519,550	5,542,718

Total	$101,870,170	$121,763,522

Other operating (income) expenses, net	12 Months Ended
Dec. 31, 2010
Other operating (income) expenses, net [Abstract]
Other operating (income) expenses, net
12. Other operating (income) expenses, net
     Other operating (income) expenses, net consists the following:

	For the years ended December 31,
	2008	2009	2010
Loss on disposal of subsidiaries	$192,529,635	$7,411,454	$1,544,922
Government subsidy income	(13,542,415)	(11,122,063)	(14,706,120)
Loss on disposal of equipment	2,302,294	—	248,785
Impairment of other long lived assets	—	14,714,157	—
Penalty for termination of contract	—	1,872,155	—
Other income	(5,307,652)	(5,199,764)	(1,771,691)
Other expenses	7,131,445	5,435,104	540,159

Total	$183,113,307	$13,111,043	$(14,143,945)

Share-based Compensation	12 Months Ended
Dec. 31, 2010
Share-based Compensation [Abstract]
Share-based Compensation
13. Share-based Compensation
Share-based Compensation Plans for the Group
     In October 2006, the Group adopted the 2006 Employee Share Option Plan (“2006 Plan”), under which the Group may issue no more than 3.6% of issued ordinary shares for grant of options. In November 2007, the Group’s 2007 Employee Share Option Scheme (“2007 Plan”) was authorized, under which the Group is authorized to grant options or share appreciation rights or restricted shares to purchase up to 5% of the Group’s issued and outstanding ordinary shares from time to time in the three years following the date of enactment of 2007 Plan. In December 2010, the 2010 Employee Share Option Plan (“2010 Plan”) was authorized, under which the Group may issue incentive shares equal to no more than 5% of the issued share capital of the Company, outstanding from time to time, including stock options and restricted shares to Company’s employees, officers, consultants and directors.
     In 2008, options to purchase 26,529,625 ordinary shares were authorized and granted under 2007 Plan, of which 10,138,625 options were granted concurrently with the cancellation of 21,724,685 options granted during the period from October 3, 2007 to July 25, 2008 (“2008 Replacement”). This was accounted for as a modification with no incremental compensation cost as the fair value of the options immediately before modification was higher than the fair value of the modified options.
     On September 22, 2009, as a result of performance evaluations, 1,776,300 of the 2008 Replacement options were cancelled and previously unrecognized compensation cost of  $2,587,993 was recognized on the cancellation date. In addition, 7,550,849 of the 2008 Replacement options, associated with 300 employees, were cancelled and replaced by an equivalent number of unvested restricted shares (“2009 Replacement). This was accounted for as a modification with the incremental compensation cost of  $8,122,206, which was measured as the excess of the fair value of the restricted shares over the fair value of the cancelled options at the cancellation date. Further, restricted shares to obtain 28,935,131 ordinary shares were granted to employees in 2009. The restricted shares generally vest over a period of two to three years.
     On December 28, 2010, restricted shares to obtain 15,000,000 ordinary shares were granted to employees, officers, consultants and directors. These restricted shares will vest over a period of three years.
     Under the terms of each plan, options are generally granted at prices equal to the fair market value of the ordinary shares at the date of grant whereas restricted shares are granted without exercise price, expire 10 years from the date of grant and generally vest over two to four years with certain options vesting over one year. As of December 31, 2010, 11,962,045 options and 38,957,925 restricted shares were outstanding. The fair value of restricted shares was determined to be the market value of the ordinary shares on the date of grant whereas the fair value of options granted to employees was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Options granted to employees:	2008	2009
Risk-free rate of return	1.59%-3.2%	0.87%
Weighted average expected option life	2.5 to 4 years	2.5 years
Volatility rate	53%-68.88%	88.32%
Dividend yield	0%	0%
     The expected volatilities were estimated based on historical volatility. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award. The weighted average fair value of share options granted for the years ended December 31, 2008 was  $1.85 and the weighted average fair value of restricted shares granted for the year ended December 31, 2009 and 2010 were  $2.24 and  $4.24, respectively.
     A summary of the share option activities for the year ended December 31, 2010 is as follows:

			Remaining
			weighted
	Weighted	Weighted	average	Aggregate
	Number	average	contract term	intrinsic
	of shares	exercise price	(in years)	value
Options outstanding at January 1, 2010	15,642,620	$4.75
Forfeited	(3,261,095)	$5.28
Exercised	(419,480)	$1.24

Options outstanding at December 31, 2010	11,962,045	$4.33	5.31	$9,440,167
Options exercisable at December 31, 2010	11,962,045	$4.33	5.31	$9,440,167
Options vested or expected to vest at December 31, 2010	11,962,045	$4.33	5.31	$9,440,167
     A summary of the restricted share activities for the year ended December 31, 2010 is as follows:

	Weighted	Weighted
	Number	Average
	of shares	Fair value
Restricted shares unvested at January 1, 2010	36,448,980	$2.24

Granted	15,000,000	$4.24
Vested	(12,491,055)	$2.24
Restricted shares unvested at December 31, 2010	38,957,925	$3.00

     The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 was  $26,151,593,  $4,086,489 and  $1,283,299, respectively.
     As of December 31, 2010, there was  $88,741,294 in total unrecognized compensation expense related to unvested share-based compensation arrangements which is expected to be recognized over a weighted-average period of 2.04 years.
Private equity placement with JJ Media Investment Holding
     On September 23, 2009, the Company entered into a definitive agreement for a private equity placement of 75 million of its ordinary shares with JJ Media Investment Holding (“JJ Media”), a British Virgin Island company controlled by Jiang Nan Chun, the Group’s Chief Executive Officer and Chairman, for a purchase price of  $1.899 per share, representing the average closing price of the shares during the twenty consecutive trading days preceding the signing of the definitive agreement. On November 18, 2009, the private equity placement was consummated and the Company received gross proceeds of  $142,425,500. The shares issued to JJ Media are subject to a six month lock-up and have customary registration rights pursuant to a registration rights agreement entered into between the Company and JJ Media. This transaction resulted in share based compensation expense of  $4.0 million, which represents the excess of the fair value of the Company’s shares over the purchase price. The fair value of the Company’s shares reflects the Company’s closing share price on the trading day immediately preceding the signing date of the definitive agreement.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
14. Income Taxes
Cayman Islands
     Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
     The Company’s subsidiaries incorporated in the BVI are not subject to taxation.
Hong Kong
     Focus Media (China) Holding Ltd. is subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit. No Hong Kong profit tax has been provided as the Group does not have assessable profit that is earned in or derived from Hong Kong during the years presented.
PRC
     Prior to January 1, 2008, pursuant to the PRC Income Tax Laws, the Company’s subsidiaries and VIEs were generally subject to Enterprise Income Tax (“EIT”) at a statutory rate of 33%, which comprised 30% national income tax and 3% local income tax.
     On January 1, 2008, a new EIT law (“New Law”) in China took effect. The New Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The New Law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the New Law and which were entitled to a preferential tax treatment under the PRC Income Tax Laws, such as a reduced tax rate or a tax holiday.
     On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. Preferential tax treatments will continue to be granted to industries and projects that are strongly supported and encouraged by the state, and enterprises that qualify as “new and high technology enterprises strongly supported by the state (“HNTE”) under the New Law will be entitled to a 15% preferential EIT rate.
     On the same date, the State Council also issued the Notice of the State Council concerning Implementation of Transitional Tax Incentives for HNTE newly-established in Special Economic Zones and Shanghai Pudong New Area (“Circular 40”), which provides guidance of the income tax incentives for high tech companies established in the Special Economic Zones and Shanghai Pudong New Area, which enterprise income tax is exempted for the first and second year and levied at half-rate of 25% statutory rate from the third to fifth year.
     Most of the Company’s subsidiaries and VIEs transitioned from 33% to 25%, effective January 1, 2008. Those that enjoyed a lower tax rate of 15% as high-tech companies under the PRC Income Tax Laws will transition to the uniform tax rate of 25% from 2008 unless they obtain the HNTE status under the New Law. The Group has thus generally applied the 25% rate in calculating its deferred tax balances. Subsidiaries and VIEs with temporary differences reversing during the holiday period have used the reduced rates in calculating their deferred tax balance.
     Among the subsidiaries and VIEs, Beijing Focus Media Wireless Co., Ltd. and Beijing Kong Zhong Hui Ke Technology Co., Ltd., qualified for the transitional rule under Circular 39 and thus enjoyed 0% for 2008 and enjoy a 50% reduction off the transitional tax rate from 2009 through 2011 based on the transitional rule under the New Law. The Company’s 100% owned subsidiary, Focus Media Information Technology (China) Co., Ltd. was incorporated on August 22, 2008 in Shanghai Pudong New Area, and obtained the HNTE qualification on June 22, 2010. Therefore, Focus Media Information Technology (China) Co., Ltd. is exempted from EIT for the two years ended December 31, 2010 and 2011 and enjoys a 50% reduction off the statutory rate from 2012 through 2014.
     The Group classifies interest and penalties relating to income tax matters within income tax expense. The amount of penalties and interest recorded as of December 31, 2009 and 2010 is immaterial. The Group decreased its liabilities for unrecognized tax benefits by  $592,525 and  $nil in connection with effective settlement of prior-year tax uncertainties during the years ended December 31, 2009 and 2010, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2008	$8,232,713

Settlements	(3,080,251)
Gross increases-interest accrual	101,926
Transfer to liabilities held for sale	(4,723,905)
Translation adjustment	25,286
Balance at December 31, 2008	$555,769

Transfer from liabilities held for sale	4,723,905
Settlements	(592,525)
Disposition of subsidiaries	(342,250)
Translation adjustment	167,054
Balance at December 31, 2009	$4,511,953

Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958

     According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 (approx.  $15,000 under the current exchange rate) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The status of limitations in Hong Kong is six years.
Composition of income tax expense
     All of the Group’s income subject to income tax is generated within the PRC. The current and deferred portion of income tax expense (benefit) included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2008	2009	2010
Current income tax expense	$32,133,257	$8,390,910	$21,970,299
Deferred income tax expense (benefit)	(6,855,130)	5,389,155	365,280

	$25,278,127	$13,780,065	$22,335,579

     A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2008	2009	2010
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operation in other jurisdiction	(3.17%)	(16.73%)	10.90%
Effect of different tax rate applicable to the subsidiaries and VIEs	0.96%	4.49%	(4.75%)
Effect of tax holiday	3.30%	3.46%	(13.22%)
Effect of non-deductible expenses	(33.38%)	(36.07%)	11.04%
Change in valuation allowance	1.47%	2.82%	(11.18%)
Additional tax paid due to conclusion of tax audit	(0.51%)	—	—
Others	0.65%	0.70%	—

Effective tax rate	(5.68%)	(16.33%)	17.79%

     The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	December 31,
	2008	2009	2010
Tax holiday effect	$16,460,124	$3,142,974	$16,593,568
Net income from continuing operations per share effect — basic	$0.03	$0.01	$0.02
Net income from continuing operations per share effect — diluted	$0.03	$0.01	$0.02
     The principal components of the Group’s deferred income tax assets and liabilities, excluding assets held-for-sale are as follows:

	December 31,
	2009	2010
Deferred tax assets:
Net operating loss carry forwards	$11,710,958	$4,677,149
Accrued expenses temporarily non-deductible	6,181,962	14,078,803
Bad debt provision	2,220,947	3,297,574
Difference in fixed assets basis	11,056,535	8,379,571
Others	1,152,928	4,915,559

Total Deferred Tax Assets	32,323,330	35,348,656
Valuation allowance on deferred tax assets	(18,278,239)	(5,183,171)

Net deferred tax assets	$14,045,091	$30,165,485

Classified as:
Current deferred tax assets	3,651,221	22,979,021
Non-current deferred tax assets	10,393,870	7,186,464

Deferred tax liabilities:
Difference in intangible asset basis	2,839,571	1,361,645
Unbilled revenue	10,881,604	20,651,695
Interest or subsidy income receivables	2,583,580	8,666,757
Others	1,207,705	2,945,307

Total deferred tax liabilities	$17,512,460	$33,625,404

Classified as:
Current deferred tax liabilities	12,077,282	23,627,893
Non-current deferred tax liabilities	5,435,178	9,997,511
     As of December 31, 2010, the Group had net operating loss carry forwards of  $18,722,908 that can be used against future taxable income. The net operating loss carry forwards will expire if unused in the years ending December 31, 2011 through 2015. The Group operates through multiple subsidiaries and the valuation allowance is considered on an individual subsidiary basis. Where a valuation allowance was not recorded, the Group believes that there was sufficient positive evidence to support its conclusion not to record a valuation allowance as it expects to generate sufficient taxable income in the future.
     The valuation allowance in 2010 has been decreased compared with that of 2009 as the Group has generated taxable income to utilize certain deferred tax assets for the year ended December 31, 2010 and expects to utilize them in the coming years.
     Undistributed earnings of the Group’s PRC subsidiaries and PRC affiliates of approximately  $650 million at December 31, 2010 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of post-January 1, 2008 earnings, in the form of dividends or otherwise in the future, the Group would be subject to the then applicable PRC tax laws and regulations.

Net Income (loss) per Share	12 Months Ended
Dec. 31, 2010
Net Income (loss) per Share [Abstract]
Net Income (loss) per Share
15. Net Income (loss) per Share
     The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Years ended December 31,
	2008	2009	2010
Income (numerator):
Net income (loss) from continuing operations	$(470,167,005)	$(98,120,236)	$103,186,528

Net income (loss) from discontinued operations	(300,670,962)	(111,612,420)	83,077,575

Income attributable to Focus Media Holding Limited Shareholders	$(770,687,526)	$(213,257,044)	$184,273,477

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	643,989,522	651,654,345	707,846,570
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	—	—	23,811,695

Weighted average ordinary shares outstanding used in computing diluted income per share	643,989,522	651,654,345	731,658,265

Income (loss) per share from continuing operations — basic	$(0.73)	$(0.15)	$0.15

Income (loss) per share from continuing operations — diluted	$(0.73)	$(0.15)	$0.14

Income (loss) per share from discontinued operations — basic	$(0.47)	$(0.17)	$0.12

Income (loss) per share from discontinued operations — diluted	$(0.47)	$(0.17)	$0.11

Net income per share — basic	$(1.20)	$(0.33)	$0.26

Net income per share — diluted	$(1.20)	$(0.33)	$0.25

     For the years ended December 31, 2008, 2009 and 2010 the Group had 32,840,540, 15,642,620 and 7,036,260 share options and nil, 36,448,980 and 13,620,000 restricted shares outstanding, respectively, which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted net income per share in the years presented, as their effects would have been anti-dilutive.

Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2010
Mainland China Contribution Plan and Profit Appropriation [Abstract]
Mainland China Contribution Plan and Profit Appropriation
16. Mainland China Contribution Plan and Profit Appropriation
     Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits was  $8,479,072,  $8,873,914 and  $8,298,074 for the years ended December 31, 2008, 2009 and 2010, respectively, including  $2,154,085,  $2,681,155, and  $1,103,397 from discontinued operations.
     Pursuant to laws applicable to entities incorporated in the PRC, the Group’s PRC subsidiaries and PRC affiliates must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until such cumulative appropriation reaches 50% of the registered capital; the other fund appropriations are at the Group’s discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The Group’s subsidiaries and affiliates have allocated annual after-tax profits to each of their respective funds in compliance with these laws and regulations. For the years ended December 31, 2008, 2009 and 2010, the Group made total appropriations of  $4,665,681,  $10,765,735 and  $21,211,346, respectively.
     As a result of these PRC laws and regulations, as of December 31, 2010, the Group’s PRC subsidiaries and PRC affiliates are restricted in their ability to transfer  $179,468,628 of their net assets to Focus Media Holding in the form of dividends, loans or advances.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies
{a}Leases commitments
     The Group has entered into certain leasing arrangements relating to the placement of the flat-panel television screens, poster frames and outdoor billboards in various locations, as well as advertisement time slots on movie screens prior to movie screening, where the Group operates the networks and in connection with the lease of the Group’s office premises. Rental expense under operating leases for the years ending December 31, 2008, 2009 and 2010 were  $153,755,774,  $117,914,221 and  $134,658,367, respectively.
     Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ended
December 31,
2011	$95,118,120
2012	37,208,700
2013	7,675,497
2014	2,831,227
2015 and thereafter	431,061

Total	$143,264,605

{b} Legal proceedings
     The Group is a defendant in ongoing lawsuits as described below:
1)	On November 27, 2007, Eastriver Partners, Inc. filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group and the underwriters of the Group’s offering filed in November 2007.
2)	On December 21, 2007, Scott Bauer filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group, certain of the Group’s officers and directors, and the underwriters of the Group’s offering filed in November 2007.
     Both complaints allege that the Group’s registration statement on Form F-1 on November 1, 2007 as amended, and the related prospectus contained inaccurate statements of material fact. The Group has meritorious defenses to the claims alleged and intends to defend against these lawsuits vigorously. On March 29, 2010, the court issued an opinion granting the Group’s motion to dismiss. On March 30, 2010, the court entered a judgment dismissing the case. The plaintiffs filed a notice of appeal on April 29, 2010 appealing the judgment granting our motion to dismiss. The Group intends to continue to defend against these lawsuits vigorously as the Group believes they have meritorious defenses to the alleged claims.
     On February 11, 2008, Ying Ping, a PRC citizen, filed an arbitration application in Beijing with China International Economic and Trade Arbitration Commission (“CIETAC”) against the Group, requesting the Group, (i) to continue to perform a Share Purchase Agreement, dated as of March 20, 2008, between Ying Ping and the Company; (ii) to pay an overdue share purchase price in the amount of  $15.6 million and accrued interests thereof; and (iii) to bear their legal counsel fee in the amount of  $0.3 million and other relevant arbitration costs. The CIETAC accepted Ying Ping’s application for arbitration on February 24, 2009. On March 10, 2010, the arbitration was settled. As a result, the Group agreed to pay  $5.5 million to settle all claims.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information
18. Segment Information
     The Group is mainly engaged in selling advertising time slots on its network of flat-panel television advertising displays located in high traffic areas such as commercial locations and in-store network. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.
     The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making decisions, allocating resources and assessing the performance. The Group has determined that it has four reporting segments, which are LCD display network, in-store network, poster frame network, movie theater and traditional outdoor billboards. These segments all derive their revenues from the sale of advertising services. Prior to the disposition of Allyes as described in Note 1, the Group had five reporting segments, including internet advertising, which was reclassified to discontinued operations for all periods presented. Accordingly, the Group has retroactively amended its segment disclosure for 2008 and 2009.
     The Group’s CODM does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segment. The following table presents selected financial information relating to the Group’s segments:
2010:

				Movie theater
				and
			Poster	traditional
			frame	outdoor
	LCD	In-store	network	billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$59,002,548	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	4,590,394	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	63,592,942	(23,230,985)	516,314,697

Total cost of revenue	83,244,151	23,432,008	88,328,571	49,916,289	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$13,676,653	$—	$294,624,663

2009:

				Movie theater
				and
			Poster	traditional
			frame	outdoor
	LCD	In-store	network	billboards	Eliminations	Total
Net revenue — external	$208,799,072	$30,346,185	$98,962,486	$59,056,779	$—	$397,164,522

Net revenue — intersegment	26,383,298	3,523,819	994,136	1,056,743	(31,957,996)	—

Total net revenues	235,182,370	33,870,004	99,956,622	60,113,522	(31,957,996)	397,164,522

Total cost of revenue	99,191,242	24,169,858	102,728,558	46,941,541	(31,957,996)	241,073,203

Gross profit	$135,991,128	$9,700,146	$(2,771,936)	$13,171,981	$—	$156,091,319

2008:

				Movie theater
				and
			Poster	traditional
			frame	outdoor
	LCD	In-store	network	billboards	Eliminations	Total
Net revenue — external	$244,539,461	$60,719,416	$146,750,583	$77,177,914	$—	$529,187,374

Net revenue — intersegment	78,267,843	—	2,812,586	—	(81,080,429)	—

Total net revenues	322,807,304	60,719,416	149,563,169	77,177,914	(81,080,429)	529,187,374

Total cost of revenue	139,315,984	61,833,679	80,804,333	58,169,933	(81,080,429)	259,043,500

Gross profit	$183,491,320	$(1,114,263)	$68,758,836	$19,007,981	$—	$270,143,874

Major Customers
     As of and for the years ended December 31, 2008, 2009 and 2010, there were no customers who accounted for 10% or more of the Group’s net revenues or accounts receivables.
Major Service lines
     The Group derives revenues from the following major service lines:

	For the years ended December 31
	2008		2009		2010
		% of total		% of total		% of total
	$	revenue	$	revenue	$	revenue
		(in thousand of U.S. dollars, except percentages)
Net revenue
LCD display network	$240,917,581	45.5%	$208,498,537	52.5%	$297,402,503	57.6%
In-store network	60,719,416	11.5%	30,346,185	7.6%	37,777,154	7.3%
Poster frame network	146,750,583	27.7%	98,962,486	24.9%	121,893,079	23.6%
Movie theater & Traditional outdoor billboards	77,177,914	14.6%	59,056,779	14.9%	59,002,548	11.4%

Advertising service revenue	525,565,494	99.3%	396,863,987	99.9%	516,075,284	99.9%
Equipment revenue	1,760,697	0.3%	300,535	0.1%	239,413	0.1%
Franchise revenue	1,861,183	0.4%	—	—	—	—

Total net revenue	$529,187,374	100.0%	$397,164,522	100.0%	$516,314,697	100.0%

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions
19. Related Party Transactions
     Details of advertising service revenue from related parties for the years ended December 31, 2008, 2009 and 2010 for the Group is as follows:

		Year ended December 31,
Name of related parties	Director interested	2008	2009	2010
Shanghai Everease Advertising &	Jason Nanchun Jiang	$(132,116)	$—	$—
Communication Ltd.
CTV Golden Bridge International Media Co., Ltd.	Daqing Qi	—	277,749	—
Sina.com	Charles Cao	1,637,297	548,988	1,034,741
Sohu.com	Daqing Qi	2,002,839	438,536	738,947
China Vanke Co., Ltd.	Daqing Qi	909,775	459,376	465,998
Home-Inn	Neil Nanpeng Shen	256,690	89,076	—
Ctrip.com	Neil Nanpeng Shen	69,863	486,263	79,601
51.com	Neil Nanpeng Shen	718	—	22,993
Qihoo.com	Neil Nanpeng Shen	48,385	38,008	17,461
UUSEE	Neil Nanpeng Shen	78,572	—	—
Aikong.com	Jason Nanchun Jiang	56,190	—	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	4,153,948	368,242	385,720
Beijing Huayi Brothers	Jason Nanchun Jiang	43,561	—	—
StormNet Information Technology	David Zhang	—	—	2,569
Tea Care Group Ltd.	Fuming Zhuo	—	292,606	697,071
Yadu Huang Ke Technology Co., Ltd.	Fuming Zhuo	87,638	—	—
Focus Technology Co., Ltd.	Fuming Zhuo	—	43,200	—

Total		$9,213,360	$3,042,044	$3,445,101

     Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2008, 2009 and 2010 were as follows:

		Year ended December 31,
Name of related parties	Director interested	2008	2009	2010
Sina.com	Charles Cao	$50,294,367	$28,635,023	$11,655,724
Sohu.com	Daqing Qi	39,061,219	17,208,874	8,047,723
Bona Film Group Ltd.	Daqing Qi	—	—	359,287
Ctrip.com	Neil Nanpeng Shen	343,546	146,356	130,251
51.com	Neil Nanpeng Shen	887,603	195,376	7,968
Qihoo.com	Neil Nanpeng Shen	847,021	109,564	—
UUSEE	Neil Nanpeng Shen	306,899	—	—
StormNet Information Technology	David Zhang	—	21,928	27,266

Total		$91,740,655	$46,317,121	$20,228,219

     Details of amounts due from related parties as of December 31, 2009 and 2010 are as follows:

			December 31
Name of related parties	Note	Director interested	2009	2010
Sina.com	(a)	Charles Cao	570,113	89,897
Sohu.com	(a)	Daqing Qi	2,685,730	—
Bona Film Group Ltd.	(a)	Daqing Qi	—	21,139
Ctrip.com	(a)	Neil Nanpeng Shen	(293)	—
Tea Care Group Ltd.	(a)	Fuming Zhuo	21,475	345,297
China Vanke Co., Ltd.	(a)	Daqing Qi	7,379	13,041

Total			$3,284,404	$469,374

Note (a) — These amounts represent trade receivables for advertising services provided or advances paid for advertising space leased.
     Details of amounts due to related parties as of December 31, 2008 and 2009 are as follows:

			December 31,
Name of related parties	Note	Director interested	2009	2010
Sina.com	(b)	Charles Cao	$2,126,612	$1,811,950
China Vanke Co., Ltd.	(b)	Daqing Qi	—	28,689
51.com	(b)	Neil Nanpeng Shen	32,871	—
StormNet Information Technology	(b)	David Zhang	54,376	—
Qihoo.com	(b)	Neil Nanpeng Shen	158	—
Arcom	(b)	David Zhang	—	7,550
Ctrip.com	(b)	Neil Nanpeng Shen	16,877	—

Total			$2,230,894	$1,848,189

Note (b) — The amounts represent trade payables for advertising services purchased or advances received for advertising services sold.
Other related party transactions
     Jimmy Yu resigned his directorship in September 2009. For the year ended December 31, 2008 and the nine months ended September 30, 2009, office rentals paid to Multimedia Park Venture Capital, of which Mr. Yu was the CEO, amounted to  $870,718 and  $612,817, respectively.
     As described in Note 12, on November 18, 2009, the Company issued  $75 million ordinary shares to Jason Nanchun Jiang for proceeds of  $142,425,000.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
{a} Investment in VisionChina Media Inc. (“VisionChina Media”)
     On January 13, 2011, the Company purchased 15,331,305, or approximately 15%, of the outstanding shares of VisionChina Media Inc. (“VisionChina Media”) (Nasdaq: VISN), one of China’s largest out-of-home digital television advertising networks on mass transportation systems. at a price of US $3.979 per share, equivalent to US $3.979 per ADS, for total consideration of approximately US $61.0 million.
     JJ Media and Front Lead Investments Limited (“Front Lead”), an entity beneficially owned by Limin Li, the chief executive officer and largest shareholder of VisionChina Media (together the “Investors”) each also acquired 1,022,087 newly issued common shares of VisionChina Media at the price of US $3.979 per share, equivalent to US $3.979 per ADS, each for a consideration of approximately US $4.0 million.
     The Company accounts for the investment in VisionChina Media using equity method.
{b} Partial disposal of equity interest in Shanghai Hua Guang Chuanzhi OOH Ltd (“OOH”)
     On March 7, 2011, the Company entered into agreements to dispose of 30% equity interest in OOH, the Company’s outdoor billboard subsidiary, to GBL III Limited, an entity controlled by Goldman Sachs, and 19% equity interest to entities controlled by certain employees, directors and management members of the Company, for considerations of  $21 million and  $13.3 million, respectively. Upon the completion of the transactions, the Company will hold a 51% indirect equity interest in OOH.